PROPERTY AND EQUIPMENT, NET (Details) In Millions, unless otherwise specified	12 Months Ended																									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Servers and network equipment USD ($)	Dec. 31, 2014 Servers and network equipment RUB	Dec. 31, 2013 Servers and network equipment RUB	Dec. 31, 2014 Infrastructure systems USD ($)	Dec. 31, 2014 Infrastructure systems RUB	Dec. 31, 2013 Infrastructure systems RUB	Dec. 31, 2014 Land and buildings USD ($)	Dec. 31, 2014 Land and buildings RUB	Dec. 31, 2013 Land and buildings RUB	Dec. 31, 2014 Office furniture and equipment USD ($)	Dec. 31, 2014 Office furniture and equipment RUB	Dec. 31, 2013 Office furniture and equipment RUB	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements RUB	Dec. 31, 2013 Leasehold improvements RUB	Dec. 31, 2014 Other equipment USD ($)	Dec. 31, 2014 Other equipment RUB	Dec. 31, 2013 Other equipment RUB	Dec. 31, 2014 Assets not yet in use USD ($)	Dec. 31, 2014 Assets not yet in use RUB	Dec. 31, 2013 Assets not yet in use RUB	Dec. 31, 2014 Purchased technologies and licenses USD ($)	Dec. 31, 2014 Purchased technologies and licenses RUB	Dec. 31, 2013 Purchased technologies and licenses RUB	Dec. 31, 2012 Purchased technologies and licenses RUB
PROPERTY AND EQUIPMENT, NET
Total	$ 547.3	30,789.0	20,062.0		$ 258.3	14,530.0	9,739.0	$ 79.1	4,449.0	3,409.0	$ 66.4	3,735.0	1,172.0	$ 23.5	1,323.0	1,002.0	$ 12.2	686.0	611.0	$ 1.2	66.0	64.0	$ 36.1	2,032.0	1,599.0	$ 70.5	3,968.0	2,466.0
Less: accumulated depreciation and amortization	(243.2)	(13,682.0)	(10,333.0)
Total property and equipment, net	304.1	17,107.0	9,729.0
Leasehold improvements included in assets not yet in use	0.8	46.0	13.0
Depreciation expenses related to property and equipment, except for purchased technologies and licenses	61.9	3,480.0	3,132.0	2,498.0
Amortization expenses related to purchased technologies and licenses																										13.5	762.0	452.0	314.0
Accumulated amortization																										28.6	1,608.0	904.0
Estimated amortization expense
For the year ending December 31, 2015																										15.1	849.0
For the year ending December 31, 2016																										12.5	703.0
For the year ending December 31, 2017																										7.5	424.0
For the year ending December 31, 2018																										4.2	234.0
For the year ending December 31, 2019																										2.6	149.0
Thereafter																											1
Total																										$ 41.9	2,360.0